The Company and key events - The company (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) employee subsidiary Approach	Jun. 30, 2024 EUR (€) employee	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Company Information [Abstract]
Number of therapeutic approaches | Approach	3
Net loss for the period	€ 21,344	€ 24,764
Total shareholders’ equity	€ 5,144	€ 28,796	€ 8,834	€ 51,901
Number of subsidiaries | subsidiary	1
Number of employees | employee	174	168